Description of Plan - Contributions and Transfers (Details) - SAP America, Inc. 401(k) Plan	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Maximum annual contribution	$ 23,500	$ 23,000
Matched percentage of eligible compensation	75.00%	75.00%
Percentage of eligible compensation	6.00%	6.00%
Company's limit for eligible compensation.	$ 350,000	$ 345,000
Maximum pretax and after tax contributions (percentage).	25.00%
Net transfer into the Plan	$ 7,434,183	$ 0
EBP, Investment Program, Single Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Minimum service hour threshold | item	1,000